PLEASE  FILE THIS  STATEMENT  OF  ADDITIONAL  INFORMATION  SUPPLEMENT  WITH YOUR
RECORDS.

                         STRONG CORPORATE BOND FUND
                        STRONG CORPORATE INCOME FUND
                 STRONG FLORIDA MUNICIPAL MONEY MARKET FUND
                      STRONG GOVERNMENT SECURITIES FUND
                          STRONG HERITAGE MONEY FUND
                         STRONG HIGH-YIELD BOND FUND
                     STRONG HIGH-YIELD MUNICIPAL BOND FUND
                     STRONG INTERMEDIATE MUNICIPAL BOND FUND
                         STRONG MINNESOTA TAX-FREE FUND
                           STRONG MONEY MARKET FUND
                          STRONG MUNICIPAL BOND FUND
                        STRONG MUNICIPAL MONEY MARKET FUND
                          STRONG SHORT-TERM BOND FUND
                    STRONG SHORT-TERM HIGH YIELD BOND FUND
               STRONG SHORT-TERM HIGH YIELD MUNICIPAL FUND
                         STRONG SHORT-TERM INCOME FUND
                      STRONG SHORT-TERM MUNICIPAL BOND FUND
                            STRONG TAX-FREE MONEY FUND
                         STRONG ULTRA SHORT-TERM INCOME FUND
                     STRONG ULTRA SHORT-TERM MUNICIPAL INCOME FUND
                           STRONG WISCONSIN TAX-FREE FUND

Supplement to the Statement of Additional Information dated March 1, 2003

ALL FUNDS

Effective December 2, 2003, the first paragraph under "DIRECTORS/TRUSTEES AND OFFICERS" on page 42 is deleted and replaced with the following:

     The Board of Directors/Trustees ("Board" when referred to collectively or "Director" individually) of the Fund is responsible for managing the Fund's business and affairs. Directors (which includes the term Trustees) and officers of the Fund, together with information as to their principal business occupations during the last five years, and other information are shown below. Each officer and Director holds the same position with the 27 registered open-end management investment companies consisting of 72 mutual funds ("Strong Funds"). Each Director will hold office until the next annual meeting of shareholders at which his successor is elected, until there is a decrease in the number of directors that takes effect after the expiration of his term, or until his death, resignation, or removal. Officers are elected by the Board annually or as otherwise required.

Effective December 2, 2003, under "DIRECTORS/TRUSTEES AND OFFICERS", the Director/Trustee and Officer table on page 43 is deleted and replaced with the following:

                                             DATE FIRST
                               POSITIONS     ELECTED OR
      NAME, ADDRESS,             HELD        APPOINTED         PRINCIPAL OCCUPATIONS DURING
          AND AGE             WITH FUNDS     TO OFFICE                 PAST 5 YEARS                 CERTAIN OTHER DIRECTORSHIPS HELD
---------------------------- -------------- ------------- --------------------------------------- ---------------------------------

Willie D. Davis              Director           July    President and Chief Executive  Officer  Director   of    Wisconsin    Energy
161 North La Brea                               1994    of All Pro  Broadcasting,  Inc.  since  Corporation  (formerly WICOR,  Inc.)
Inglewood, CA  90301                                    1977.                                   (a  utility   company)  since  1990,
Age 69                                                                                          Metro-Goldwyn-Mayer,     Inc.    (an
                                                                                                entertainment  company)  since 1998,
                                                                                                Bassett Furniture  Industries,  Inc.
                                                                                                since   1997,   Checker's   Drive-In
                                                                                                Restaurants,  Inc. (formerly Rally's
                                                                                                Hamburgers,    Inc.)   since   1994,
                                                                                                Johnson    Controls,     Inc.    (an
                                                                                                industrial  company) since 1992, MGM
                                                                                                Mirage  (formerly  MGM Grand,  Inc.)
                                                                                                (an   entertainment/hotel   company)
                                                                                                since  1990,  Dow  Chemical  Company
                                                                                                since 1988,  Sara Lee Corporation (a
                                                                                                food/consumer    products   company)
                                                                                                since  1983,   Alliance  Bank  since
                                                                                                1980,    and   Manpower    Inc.   (a
                                                                                                world-wide   provider   of  staffing
                                                                                                services)   since  2001,  and  Kmart
                                                                                                Corporation  (a  discount   consumer
                                                                                                products   company)   from  1985  to
                                                                                                2003,  and Trustee of the University
                                                                                                of Chicago  since 1980 and Marquette
                                                                                                University since 1988.

Stanley Kritzik              Director         January   Partner of Metropolitan  Associates (a  Director   of    Wisconsin    Health
1123 North Astor Street                         1995    real estate firm) since 1962.           Information  Network since  November
Milwaukee, WI  53202                                                                            1997, Health Network Ventures,  Inc.
Age 73                       Chairman of        July                                            from 1992 to April  2000;  Member of
                             the Audit          2000                                            the Board of  Governors  of Snowmass
                             Committee                                                          Village  Resort   Association   from
                                                                                                October  1999  until  October  2002,
                                                                                                and  Director of Aurora  Health Care
                                                                                                from  September  1987  to  September
                                                                                                2002.

William F. Vogt              Director         January   Senior Vice  President  of IDX Systems
P.O. Box 7657                                   1995    Corporation  (a management  consulting
Avon, CO  81620                                         firm)  since June 2001;  President  of
Age 56                       Chairman         January   Vogt Management Consulting,  Inc. from
                             of the             1995    July 1990 to June 2001;  former Fellow
                             Independent                of the  American  College  of  Medical
                             Directors                  Practice Executives.
                             Committee

Neal Malicky                 Director         December  President  Emeritus of Baldwin-Wallace  Director    of    Aspire    Learning
4608 Turnberry Drive                            1999    College  since July  2000;  Chancellor  Corporation    since    June   2000;
Lawrence, KS  66047                                     of  Baldwin-Wallace  College from July  Trustee   of   Southwest   Community
Age 69                                                  1999  to  June  2000;   President   of  Health      Systems,       Cleveland
                                                        Baldwin-Wallace   College   from  July  Scholarship    Program,    and   The
                                                        1981 to June 1999.                      National  Conference  for  Community
                                                                                                and Justice  until  2001;  President
                                                                                                of  the  National   Association   of
                                                                                                Schools  and  Colleges of the United
                                                                                                Methodist  Church,   Chairperson  of
                                                                                                the   Association   of   Independent
                                                                                                Colleges and  Universities  of Ohio,
                                                                                                and   Secretary   of  the   National
                                                                                                Association of Independent  Colleges
                                                                                                and Universities until 2001.

Gordon B. Greer              Director          March    Of Counsel for Bingham  McCutchen  LLP
P.O. Box 2936                                   2002    (a  law  firm   previously   known  as
Milwaukee, WI  53201                                    Bingham   Dana   LLP)   from  1997  to
Age 71                                                  February 2002.

                                                        From 1967 to 1997,  Mr.  Greer  served
                                                        as a Partner of Bingham McCutchen.  On
                                                        behalf of Bingham McCutchen,
                                                        Mr. Greer provided  representation  to
                                                        the  disinterested  directors  of  the
                                                        Strong  Funds  from  1991 to  February
                                                        2002.  Bingham  McCutchen has provided
                                                        representation   to  the   Independent
                                                        Directors  of the Strong  Funds  since
                                                        1991.
OFFICERS

Ane K. Ohm                   Anti-Money       November  Director      of      Mutual      Fund
P.O. Box 2936                Laundering         2002    Administration   of  Strong   Investor
Milwaukee, WI  53201         Compliance                 Services,   Inc.,  since  April  2001;
Age 34                       Officer                    Vice  President  of  Strong   Investor
                                                        Services,  Inc.,  since December 2001;
                                                        Marketing  Services  Manager of Strong
                                                        Investments,  Inc., from November 1998
                                                        to April  2001;  and  Retail  Services
                                                        Financial     Manager     of    Strong
                                                        Investments,  Inc.  from  January 1997
                                                        to November 1998.

Christopher O. Petersen      Vice               May     Managing  Counsel of Strong  Financial
P.O. Box 2936                President          2003    Corporation    since    March    2003;
Milwaukee, WI  53201         and                        Assistant    Secretary    of    Strong
Age 33                       Assistant                  Investor  Services,  Inc.  since  June
                             Secretary                  2003;   Corporate   Counsel   at  U.S.
                                                        Bancorp  Asset  Management,  Inc. from
                                                        May  2001  to  March  2003;  Corporate
                                                        Counsel   at  First   American   Asset
                                                        Management,   a  division   U.S.  Bank
                                                        National  Association  ("FAAM"),  from
                                                        September    1999    to   May    2001;
                                                        Compliance   Officer   at  FAAM   from
                                                        January   1999  to   September   1999;
                                                        Associate   at  Mauzy  Law  Firm  from
                                                        September 1997 to December 1998.

Richard W. Smirl             Vice             February  Senior  Counsel  of  Strong  Financial
P.O. Box 2936                President          2002    Corporation   since   December   2001;
Milwaukee, WI  53201                                    Assistant   Executive  Vice  President
Age 36                       Secretary        November  since December 2001;  Secretary of the
                                                2001    Advisor    since     November    2002;
                                                        Assistant  Secretary  of  the  Advisor
                                                        from December  2001 to November  2002;
                                                        Senior  Counsel  of the  Advisor  from
                                                        July 2000 to  December  2001;  General
                                                        Counsel  of Strong  Investments,  Inc.
                                                        ("Distributor")  since  November 2001;
                                                        Vice President,  Secretary,  and Chief
                                                        Compliance  Officer of the Distributor
                                                        since July 2000;  Lead  Counsel of the
                                                        Distributor    from   July   2000   to
                                                        November  2001;   Vice  President  and
                                                        Secretary    of    Strong     Investor
                                                        Services,  Inc.,  since December 2001;
                                                        Partner at  Keesal,  Young & Logan LLP
                                                        (a law firm)  from  September  1999 to
                                                        July 2000;  Associate at Keesal, Young
                                                        & Logan  LLP  from  September  1992 to
                                                        September 1999.

Gilbert L. Southwell III     Assistant          July    Associate  Counsel of Strong Financial
P.O. Box 2936                Secretary          2001    Corporation   since   December   2001;
Milwaukee, WI  53201                                    Assistant  Secretary  of  the  Advisor
Age 49                                                  since   December    2002;    Associate
                                                        Counsel  of  the  Advisor  from  April
                                                        2001  to  December  2001;  Partner  at
                                                        Michael, Best & Friedrich,  LLP (a law
                                                        firm)  from   October  1999  to  March
                                                        2001;  Assistant  General  Counsel  of
                                                        U.S.   Bank,   National    Association
                                                        (formerly  Firstar Bank,  N.A.) and/or
                                                        certain  of  its   subsidiaries   from
                                                        November 1984 to September 1999.

John W. Widmer               Treasurer         April    Treasurer  of the Advisor  since April
P.O. Box 2936                                   1999    1999;    Assistant    Secretary    and
Milwaukee, WI  53201                                    Assistant    Treasurer    of    Strong
Age 38                                                  Financial  Corporation  since December
                                                        2001;   Treasurer  of  Strong  Service
                                                        Corporation    since    April    1999;
                                                        Treasurer and  Assistant  Secretary of
                                                        Strong Investor  Services,  Inc. since
                                                        July   2001;   and   Manager   of  the
                                                        Financial    Management    and   Sales
                                                        Reporting  Systems  department  of the
                                                        Advisor from May 1997 to April 1999.


Thomas M. Zoeller            Vice             October   Executive   Vice   President   of  the
P.O. Box 2936                President          1999    Advisor   since  April   2001;   Chief
Milwaukee, WI  53201                                    Financial   Officer  of  the   Advisor
Age 39                                                  since February 1998;  Secretary of the
                                                        Advisor   from    December   2001   to
                                                        November  2002;  Member of the  Office
                                                        of  the  Chief   Executive  of  Strong
                                                        Financial  Corporation since May 2001;
                                                        Chief Financial  Officer and Treasurer
                                                        of  Strong  Investments,   Inc.  since
                                                        October    1993;     Executive    Vice
                                                        President   and  Secretary  of  Strong
                                                        Investor  Services,  Inc.  since  July
                                                        2001; Executive Vice President,  Chief
                                                        Financial  Officer,  and  Secretary of
                                                        Strong   Service   Corporation   since
                                                        December  2001;  Treasurer  of  Strong
                                                        Service   Corporation  from  September
                                                        1996 to April 1999;  Vice President of
                                                        Strong Service  Corporation from April
                                                        1999 to December  2001;  Member of the
                                                        Office of the Chief  Executive  of the
                                                        Advisor from  November  1998 until May
                                                        2001;  Senior  Vice  President  of the
                                                        Advisor  from  February  1998 to April
                                                        2001;  and Treasurer and Controller of
                                                        the  Advisor   from  October  1991  to
                                                        February 1998.


Footnote number 2 on page 49 of the Directors' Fund Ownership table is deleted and replaced with the following:

(2) This Director is deemed an "interested person" as defined in the 1940 Act. Effective December 2, 2003, Mr. Strong resigned from the Board.

CORPORATE BOND FUND
CORPORATE INCOME FUND
GOVERNMENT SECURITIES FUND
HIGH-YIELD BOND FUND
SHORT-TERM BOND FUND
SHORT-TERM HIGH YIELD BOND FUND
SHORT-TERM INCOME FUND
ULTRA SHORT-TERM INCOME FUND

The second paragraph under the section "Determination of Net Asset Value" on page 92 is deleted and replaced with the following:

Generally, equity securities traded on a national securities exchange are valued each business day at the last sales price. Securities traded on the NASDAQ Stock Market are valued each business day using the NASDAQ Official Closing Price ("NOCP"). Exchange-traded securities for which there were no transactions and NASDAQ-traded securities for which there is no NOCP are valued at the mean of the bid and ask prices. Other exchange-traded securities (generally foreign securities) are valued based on market quotations.

ALL FUNDS
On page 6, under "Non-Fundamental Operating Policies", Item 6 is deleted and replaced with the following:

6.       Engage  in  futures  or  options  on  futures   transactions  that  are
         impermissible pursuant to Rule 4.5 under the Commodity Exchange Act.

ALL FUNDS, EXCEPT FLORIDA MUNICIPAL MONEY MARKET, HERITAGE MONEY, MONEY MARKET, MUNICIPAL MONEY MARKET, AND TAX-FREE MONEY FUNDS. On page 19, under "Derivative Instruments, GENERAL LIMITATIONS", the second paragraph is deleted and replaced with the following:

         The Fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 under the Commodity Exchange Act ("CEA") and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

ALL FUNDS
CUSTOMER IDENTIFICATION REQUIREMENT
The Fund is required to obtain certain personal information from you in order to verify your identity. If you do not provide this information, the Fund may be unable to open an account for you. If the Fund is unable to verify your identity, it may, without prior notice to you, reject additional purchases, suspend account options, close your account and redeem your shares at the next net asset value (NAV) minus any applicable sales charge, and/or take other action it deems reasonable. You will be responsible for any losses, taxes, expenses, fees, or other results of these actions.

ALL FUNDS
The following "Proxy Voting Policies and Procedures" information is added to the Statement of Additional Information under "Investment Advisor."

PROXY VOTING POLICIES AND PROCEDURES

The following summary describes how Strong Capital Management, Inc. ("Advisor"), as investment adviser to the Strong Family of Funds, generally intends to vote on proxy issues for the securities held in Fund portfolios. The Advisor has been delegated the right and the obligation to vote proxies relating to the Funds' portfolio securities, subject to the oversight of the Board of Directors. In addition, the Advisor is responsible for establishing proxy voting policies and procedures, and reviewing and updating them as necessary.

GENERAL PRINCIPLE.
The Advisor votes any proxy or other beneficial interest in an equity security prudently and solely in the best long-term economic interest of advisory clients and their beneficiaries, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.

THE PROXY COMMITTEE.
The Advisor has established a Proxy Committee that meets as needed to administer, revise, and update the Proxy Voting Policy. In addition, the Proxy Committee meets when necessary to discuss and determine the votes for issues that do not fall into a category described in the Proxy Voting Policy, applying the general principles noted above. For issues that do not fall within predetermined voting guidelines, the Proxy Committee or its delegates may consult with the Portfolio Manager (or a member of the Portfolio Manager's investment team) of the account holding the relevant security for assistance in determining how to cast the vote.

PROCESS.
In order to apply the general policy noted above in a timely and consistent manner, the Proxy Committee has delegated its voting authority to a third-party voting service ("Voting Delegate"). Subject to the oversight of the Proxy Committee, the Voting Delegate follows the written voting guidelines provided by the Advisor. The Voting Delegate reviews the issues on each voting ballot and itemizes them according to the written voting guidelines. Based on the standing instructions given by the Advisor to the Voting Delegate regarding how to vote, the Voting Delegate places and records the votes. When the voting policy relating to a specific issue is not clearly defined in the written voting guidelines, the Voting Delegate refers the vote decision to the Advisor for review.

ROUTINE CORPORATE ADMINISTRATIVE ITEMS.
The Advisor generally is willing to vote with management on matters of a routine administrative nature. The Advisor believes management should be allowed to make those decisions that are essential to the ongoing operation of the company and which are not expected to have a major economic impact on the corporation and its shareholders. Examples of issues on which the Advisor will normally vote with management's recommendation include:

o    Appointment or election of auditors;
o Increases in authorized common or preferred shares (unless management intends to use the additional shares to implement a takeover defense, in which case the proposal will be analyzed on a case-by-case basis);
o    Routine election or re-election of unopposed directors;
o    Director's liability and indemnification;
o Incentive plans, restricted stock plans and bonus plans, when 10% or fewer of the outstanding shares have been allocated to the company's incentive plans, PROVIDED, HOWEVER, the Proxy Committee may approve an allocation over 10% when the members believe such higher percentage is in the best interest of the Advisor's advisory clients given the facts and circumstances surrounding the proposal including, for example, whether a particular industry traditionally requires a company to allocate a higher percentage in order to be competitive;
o Stock option plans, when 10% or fewer or the outstanding shares have been allocated to the company's plans, (including subsidiary plans, share option and share award plans, equity incentive plans and share options), PROVIDED, HOWEVER, the Proxy Committee may approve an allocation over 10% when the members believe such higher percentage is in the best interest of the Advisors' advisory clients given the facts and circumstances surrounding the proposal including, for example, whether a particular industry traditionally requires a company to allocate a higher percentage in order to be competitive;
o    Employee stock purchase or ownership plans;
o    Name changes; and
o    The time and location of the annual meeting.

The Advisor generally opposes minimum share ownership requirements for directors because the Advisor feels that a director can serve a company well regardless of the extent of his or her share ownership.

The Advisor generally abstains from voting for an item denoting "such other business as may come before the meeting" because the Advisor will not vote "for" or "against" issues of which it is not aware.

SPECIAL INTEREST ISSUES.
While there are many social, religious, political, and other special interest issues that are worthy of public attention, the Advisor believes that the burden of social responsibility generally rests with management. Because the Advisor's primary responsibility in voting proxies is to provide for the greatest long-term shareholder value, the Advisor is generally opposed to special interest proposals that involve an economic cost to the corporation or that restrict the freedom of management to operate in the best interest of the corporation and its shareholders. Accordingly, the Advisor will vote with management's recommendation on issues such as:

o        Restrictions on military contracting;
o        Restrictions on the marketing of controversial products;
o        Restrictions on corporate political activities;
o        Restrictions on charitable contributions;
o        Restrictions on doing business with foreign countries;
o        A general policy regarding human rights;
o        A general policy regarding employment practices;
o        A general policy regarding animal rights;
o        A general policy regarding nuclear power plants;
o        Compensation plans; and
o        Rotating the location of the annual meeting among various cities.

RESOLVING MATERIAL CONFLICTS OF INTEREST.
The SEC rule describes a potential conflict of interest as occurring when there is a vote between the interests of Fund shareholders, on the one hand, and those of the Advisor, principal underwriter, or an affiliated person of the Fund, its Advisor, or principal underwriter, on the other.

To eliminate or minimize material conflicts of interest, the Advisor may follow one or more of the following procedures: a) use predetermined voting guidelines,
b) use the recommendations of an independent third party, or c) refer conflicts of interest to the Proxy Committee for a decision.

PROXY VOTING RECORD RETENTION.
The Advisor retains the following records for a minimum of five years: (1) proxy voting policies and procedures; (2) proxy statements; (3) records of votes cast on behalf of clients; (4) records of clients' requests for proxy voting information; and (5) any documents prepared on behalf of the Advisor that were material in making the decision on how to vote.

STRONG MINNESOTA TAX-FREE FUND
The following bullet point is added to the Minnesota Tax-Free Fund section, which begins on page 9:

o The Fund may invest in shares of money market funds that the Advisor manages subject to certain conditions, including that the investment is otherwise compatible with the Fund's investment strategy and, under any conditions, does not in the aggregate exceed 25% of its net assets.

STRONG ULTRA SHORT-TERM INCOME FUND
The second bullet point in the Ultra Short-Term Income Fund section on page 13 is deleted and replaced with the following:

o    The   Fund   may   also   invest   up  to  25%  of  its   net   assets   in
     non-investment-grade debt obligations, but may not invest in securities rated below BB- or equivalent.

STRONG ULTRA SHORT-TERM MUNICIPAL INCOME FUND
The second bullet point in the Ultra Short-Term Municipal Income Fund section on page 13 is deleted and replaced with the following:

o    However,   the  Fund  may   invest   up  to  10%  of  its  net   assets  in
     non-investment-grade securities, but may not invest in securities rated below BB- or equivalent.

ALL FUNDS
The Aggregate Compensation Table found on pages 49 and 50 is deleted and replaced with the following:

                                           Aggregate Compensation Table
                                   for the Fiscal Year Ended October 31, 2002(1)

                                                                         DIRECTOR(2)
                                            ----------------------------------------------------------------------
                                              Willie D.     Gordon B.     Stanley     Neal Malicky   William F.
Fund                                            Davis       Greer(3)     Kritzik(4)                    Vogt(5)
Corporate Bond Fund                            $ 4,965      $ 4,296       $ 4,999       $ 4,965        $ 5,439
Corporate Income Fund(6)                           210          210           211           210            229
Florida Municipal Money Fund(6)                     42           42            42            42             46
Government Securities Fund                       6,685        5,777         6,737         6,685          7,318
Heritage Money Fund                              8,205        7,087         8,266         8,205          8,984
High-Yield Bond Fund                             3,645        3,186         3,670         3,645          3,993
High-Yield Municipal Bond Fund                     989          797           997           989          1,084
Intermediate Municipal Bond Fund                   133           58           133           133            134
Minnesota Tax-Free Fund(6)                          42           42            42            42             46
Money Market Fund                                7,705        6,469         7,765         7,705          8,436
Municipal Bond Fund                                965          814           973           965          1,057
Municipal Money Market Fund                     10,789        9,118        10,869        10,789         11,816
Short-Term Bond Fund                             5,082        4,332         5,119         5,082          5,566
Short-Term High-Yield Bond Fund                  1,356        1,165         1,366         1,356          1,485
Short-Term High Yield Municipal Fund               506          424           510           506            551
Short-Term Income Fund(6)                          147          147           148           147            160
Short-Term Municipal Bond Fund                   1,918        1,684         1,933         1,918          2,101
Tax-Free Money Fund                                515          437           519           515            559
Ultra Short-Term Income Fund                    14,062       12,252        14,159        14,062         15,403
Ultra Short-Term Municipal Income Fund           5,770        4,873         5,816         5,770          6,318
Wisconsin Tax-Free Fund                            209          134           209           209            217
Strong Family of Funds(7)                     $139,399     $124,162      $140,365      $139,399       $152,332

(1) Aggregate compensation includes compensation for service by the disinterested directors on the Board of Directors, Independent Directors Committee, and Audit Committee. Each disinterested director is also reimbursed by the Fund for travel and other expenses incurred in connection with each of their attendance at regular and special meetings.
(2) Interested directors, officers, and employees of the Fund receive no compensation or expense reimbursement from the Fund.
(3) Mr. Greer was appointed to the Board of Directors effective March 1, 2002. He replaced former Director, Mr. Marvin E. Nevins, who retired from the Board of Directors effective February 11, 2002. Prior to Mr. Nevins' retirement, the Strong Family of Funds and/or an affiliate paid Mr. Nevins $116,371.
(4) Aggregate compensation paid to Mr. Kritzik includes an amount in addition to that paid to other disinterested directors in return for his service as Chairman of the Fund's Audit Committee.
(5) Aggregate compensation paid to Mr. Vogt includes an amount in addition to that paid to other disinterested directors in return for his service as Chairman of the Fund's Independent Directors Committee.
(6)  Estimated amounts for the fiscal year ending October 31, 2003.
(7) The Strong Family of Funds includes 28 registered open-end management investment companies consisting of 75 mutual funds, including both the Strong Funds and the Strong Advisor Funds. Aggregate compensation includes the amount paid to the Directors by the Strong Funds during each of their most recently completed fiscal period. The Funds do not have any retirement or pension plans.

STRONG WISCONSIN TAX-FREE FUND
Any reference to the Advisor Class of the Strong Wisconsin Tax-Free Fund is deleted.

    IF YOU HAVE ANY QUESTIONS, PLEASE CALL US, DAY OR NIGHT, AT 1-800-368-3863, 24 HOURS A DAY, 7 DAYS A WEEK.

     The date of this Statement of Additional Information Supplement is December 5, 2003.

RT40417 12-03                                              FIXSAIS/WH4019 12-03